Asset Retirement Obligations Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Carrying amount of asset retirement obligations at beginning of year	$ 66,723	$ 64,345
Liabilities incurred	14,143	9,414
Liabilities settled	(1,943)	(786)
Accretion expense	4,326	4,270
Revisions in estimated liabilities	(5,214)	(10,520)
Carrying amount of asset retirement obligations at end of year	$ 78,035	$ 66,723